Note 10 - Derivatives - Note Conversion Feature - 10Q (Details) - Reconciliation of Derivative Liability (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Reconciliation of Derivative Liability [Abstract]0
Fair value at	$ 364,802	$ 442,311	$ 442,311	$ 160,659
Decrease in value	72,896	82,009	131,397	40,030	175,753	26,920
Reclassification from liability to equity as a result of note conversions	23,657		(898,326)	(518,760)
Fair value at	$ 268,249		$ 364,802	$ 442,311	$ 364,802	$ 268,249